Secured Notes Payable (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Value	$ 2,510,000	$ 402,000
Adjustment to fair value-warrants	(3,124,000)	205,000
Exchange of warrants for common stock - April 2, 2015		(607,000)
Issuance of Notes in April/May 2015		611,000
Additional conversion feature added December 2015		609,000
Additional Warrants issued for debt amendment	1,645,000	182,000
Warrants issued pursuant to PIPE transaction		1,115,000
Adjustment to fair value - conversion features		(7,000)
Ending balance	1,023,000	2,510,000
Warrants Liability [Member]
Value	1,297,000	402,000
Adjustment to fair value-warrants	(1,223,000)	205,000
Exchange of warrants for common stock - April 2, 2015		(607,000)
Issuance of Notes in April/May 2015
Additional conversion feature added December 2015
Additional Warrants issued for debt amendment	1,645,000	182,000
Warrants issued pursuant to PIPE transaction		1,115,000
Adjustment to fair value - conversion features
Ending balance		1,297,000
Embedded Note Conversion Feature [Member]
Value	1,213,000
Adjustment to fair value-warrants	(1,901,000)
Exchange of warrants for common stock - April 2, 2015
Issuance of Notes in April/May 2015		611,000
Additional conversion feature added December 2015		609,000
Additional Warrants issued for debt amendment
Warrants issued pursuant to PIPE transaction
Adjustment to fair value - conversion features		(7,000)
Ending balance	$ 1,023,000	$ 1,213,000